Income Taxes (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Benefit

Income tax benefit consists of the following components for the years ended December 31:

	2019	2018
Current tax benefit	$-	$
The Federal	-		1,926,000
State	-		584,000
Total	-		2,510,000

Deferred tax benefit
The Federal	-		-
State	-		-
Total	-		-
Total income tax benefit	$-		$2,510,000

Summary of Deferred Tax Assets and Liabilities

The following table summarizes the principal components of deferred tax assets and liabilities of the Company at December 31:

	2019	2018
Deferred income tax assets:	$-	$
Allowance for bad debts	126,000		3,000
Stock-based compensation expense	773,000		502,000
Interest expense limitation carryover	75,000
Contribution carryover	3,000
Accrued expenses	204,000
Net operating loss carry forwards	7,657,000		3,754,000
Total	8,838,000		4,259,000

Deferred income tax liabilities:
Property and equipment	(49,000)		(29,000)
Intangible assets	(478,000)		(219,000)
Total	(527,000)		(248,000)

Net deferred income tax assets	8,311,000		4,011,000
Valuation allowance	(8,311,000)		(4,011,000)
Total income tax benefit	$-		$-

Reconciliation of Income Tax Benefit Computed Using the Federal Statutory Tax Rate

A reconciliation of income tax benefit computed using The Federal statutory tax rate to the Company’s income tax benefit is as follows for the years ended December 31:

	2019	2018
Income tax benefit calculated at The Federal statutory rate	21.00%	21.00%
Fair market adjustment derivatives	1.35%	13.84%
Amortization of debt discount	0.00%	(4.77)%
Current state income tax expense (net of federal benefit)	0.00%	5.79%
Change in valuation allowance	(21.19)%	(4.22)%
Other	(1.16)%	(0.15)%
Total income tax benefit	0.00%	31.49%